Fair Value Measurements (Details) - Schedule of changes in fair value of level 3 - Level 3 [Member] - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Convertible promissory notes and embedded warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period	$ 89,663	$ 62,581
Reclassification of liability classified warrants to equity
Issuance of convertible promissory notes		5,500
Issuance of warrants
Recognition of warrants and unvested founder shares liabilities assumed upon Merger
Change in fair value	(48,271)	10,602
Conversion of warrant liabilities and convertible promissory notes	(41,392)
Balance at the end of period		78,683
Warrant liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period	4,149	1,434
Reclassification of liability classified warrants to equity	(830)
Issuance of convertible promissory notes
Issuance of warrants	1,471	1,118
Recognition of warrants and unvested founder shares liabilities assumed upon Merger	9,388
Change in fair value	(12,555)	1,066
Conversion of warrant liabilities and convertible promissory notes
Balance at the end of period	1,623	3,618
Unvested founder shares liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period
Reclassification of liability classified warrants to equity
Issuance of convertible promissory notes
Issuance of warrants
Recognition of warrants and unvested founder shares liabilities assumed upon Merger	1,588
Change in fair value	(1,392)
Conversion of warrant liabilities and convertible promissory notes
Balance at the end of period	$ 196